Average Annual Total Returns - Invesco Ultra Short Duration ETF	ETF 1 Year	ETF 5 Years	ETF 10 Years	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions 10 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ICE BofA US Treasury Bill Index (reflects no deduction for fees, expenses or taxes) 1 Year	ICE BofA US Treasury Bill Index (reflects no deduction for fees, expenses or taxes) 5 Years	ICE BofA US Treasury Bill Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	1.86%	2.22%	1.58%	1.26%	1.41%	0.99%	1.10%	1.35%	0.95%	0.74%	1.23%	0.66%